Financial Information for Subsidiary Guarantor and Subsidiary Non - Guarantor - Supplemental Condensed Consolidating Balance Sheets (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CURRENT ASSETS:
Cash and cash equivalents	$ 230,041	$ 179,111	$ 93,836	$ 97,793
Trust and restricted cash	21,679	14,518
Accounts receivable, net	450,189	444,411
Intercompany receivables
Deferred income taxes receivable		13,148
Prepaid assets	36,032	42,129
Deferred expenses	53,633	38,442
Other current assets	29,996	29,333
Total current assets	821,570	761,092
Property and equipment, net	364,765	364,896
INVESTMENT IN SUBSIDIARIES
GOODWILL	1,823,921	1,816,851	1,762,635
INTANGIBLES, net	231,441	285,672
OTHER ASSETS	244,567	219,642
TOTAL ASSETS	3,486,264	3,448,153	3,227,518
LIABILITIES AND STOCKHOLDERS' EQUITY (DEFICIT) CURRENT LIABILITIES:
Accounts payable	82,678	120,247
Intercompany payables
Deferred revenue	113,405	93,144
Accrued expenses	249,682	219,152
Current maturities of long-term debt	11,877	25,125
Total current liabilities	457,642	457,668
LONG-TERM OBLIGATIONS, less current maturities	3,513,470	3,992,531
DEFERRED INCOME TAXES	112,476	132,398
OTHER LONG-TERM LIABILITIES	142,848	115,242
TOTAL STOCKHOLDERS' EQUITY (DEFICIT)	(740,172)	(1,249,686)	(896,413)	(2,543,500)
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT	3,486,264	3,448,153
Parent / Issuer [Member]
CURRENT ASSETS:
Cash and cash equivalents	129,445	106,010	10,503
Trust and restricted cash	6,283
Accounts receivable, net
Intercompany receivables
Deferred income taxes receivable	95,120	99,976
Prepaid assets	3,639	9,857
Deferred expenses
Other current assets	4,469	11,403
Total current assets	238,956	227,246
Property and equipment, net	68,330	70,210
INVESTMENT IN SUBSIDIARIES	1,859,586	1,477,884
GOODWILL
INTANGIBLES, net
OTHER ASSETS	139,370	126,873
TOTAL ASSETS	2,306,242	1,902,213
LIABILITIES AND STOCKHOLDERS' EQUITY (DEFICIT) CURRENT LIABILITIES:
Accounts payable	6,705	14,627
Intercompany payables	898,700	550,799
Deferred revenue
Accrued expenses	76,859	48,524
Current maturities of long-term debt	4,102	8,677
Total current liabilities	986,366	622,627
LONG-TERM OBLIGATIONS, less current maturities	1,966,256	2,426,293
DEFERRED INCOME TAXES	10,603	40,457
OTHER LONG-TERM LIABILITIES	83,189	62,522
TOTAL STOCKHOLDERS' EQUITY (DEFICIT)	(740,172)	(1,249,686)
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT	2,306,242	1,902,213
Guarantor Subsidiaries [Member]
CURRENT ASSETS:
Cash and cash equivalents		1,821
Trust and restricted cash	15,396	14,518
Accounts receivable, net	67,217	67,959
Intercompany receivables	1,099,177	828,896
Deferred income taxes receivable	9,908	11,621
Prepaid assets	25,034	25,890
Deferred expenses	43,290	30,767
Other current assets	8,003	13,672
Total current assets	1,268,025	995,144
Property and equipment, net	248,584	249,523
INVESTMENT IN SUBSIDIARIES	466,182	373,665
GOODWILL	1,637,725	1,637,725
INTANGIBLES, net	213,306	249,112
OTHER ASSETS	85,431	88,491
TOTAL ASSETS	3,919,253	3,593,660
LIABILITIES AND STOCKHOLDERS' EQUITY (DEFICIT) CURRENT LIABILITIES:
Accounts payable	56,212	84,579
Intercompany payables
Deferred revenue	85,665
Accrued expenses	224,559	319,480
Current maturities of long-term debt	7,775	16,448
Total current liabilities	374,211	420,507
LONG-TERM OBLIGATIONS, less current maturities	1,547,214	1,566,238
DEFERRED INCOME TAXES	99,817	81,440
OTHER LONG-TERM LIABILITIES	40,483	49,207
TOTAL STOCKHOLDERS' EQUITY (DEFICIT)	1,857,528	1,476,268
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT	3,919,253	3,593,660
Non-Guarantor Subsidiaries [Member]
CURRENT ASSETS:
Cash and cash equivalents	111,909	71,280	89,572	102,385
Trust and restricted cash
Accounts receivable, net	382,972	376,452
Intercompany receivables	12,929
Deferred income taxes receivable		10,088
Prepaid assets	7,359	6,382
Deferred expenses	10,343	7,675
Other current assets	17,524	4,258
Total current assets	543,036	476,135
Property and equipment, net	47,851	45,163
INVESTMENT IN SUBSIDIARIES
GOODWILL	186,196	179,126
INTANGIBLES, net	18,135	36,560
OTHER ASSETS	19,766	4,278
TOTAL ASSETS	814,984	741,262
LIABILITIES AND STOCKHOLDERS' EQUITY (DEFICIT) CURRENT LIABILITIES:
Accounts payable	31,074	21,041
Intercompany payables	213,406	278,097
Deferred revenue	27,740
Accrued expenses	53,292	52,829
Current maturities of long-term debt
Total current liabilities	325,512	351,967
LONG-TERM OBLIGATIONS, less current maturities
DEFERRED INCOME TAXES	2,056	10,501
OTHER LONG-TERM LIABILITIES	19,176	3,513
TOTAL STOCKHOLDERS' EQUITY (DEFICIT)	468,240	375,281
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT	814,984	741,262
Eliminations and Consolidating Entries [Member]
CURRENT ASSETS:
Cash and cash equivalents	(11,313)		(6,239)	(4,592)
Trust and restricted cash
Accounts receivable, net
Intercompany receivables	(1,112,106)	(828,896)
Deferred income taxes receivable	(105,028)	(108,537)
Prepaid assets
Deferred expenses
Other current assets
Total current assets	(1,228,447)	(937,433)
Property and equipment, net
INVESTMENT IN SUBSIDIARIES	(2,325,768)	(1,851,549)
GOODWILL
INTANGIBLES, net
OTHER ASSETS
TOTAL ASSETS	(3,554,215)	(2,788,982)
LIABILITIES AND STOCKHOLDERS' EQUITY (DEFICIT) CURRENT LIABILITIES:
Accounts payable	(11,313)
Intercompany payables	(1,112,106)	(828,896)
Deferred revenue
Accrued expenses	(105,028)	(108,537)
Current maturities of long-term debt
Total current liabilities	(1,228,447)	(937,433)
LONG-TERM OBLIGATIONS, less current maturities
DEFERRED INCOME TAXES
OTHER LONG-TERM LIABILITIES
TOTAL STOCKHOLDERS' EQUITY (DEFICIT)	(2,325,768)	(1,851,549)
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT	$ (3,554,215)	$ (2,788,982)